Note 21 - Financial Instruments (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Foreign exchange gain (loss)	$ 1,159	$ (4,338)	$ 1,485
Gains (losses) recognised in profit or loss on exchange differences, change in measurement attribute, fair value measurement	1,232	6,149
Financial instruments [member]
Statement Line Items [Line Items]
Foreign exchange gain (loss)	1,159	(4,338)
Government loan [member]
Statement Line Items [Line Items]
Borrowings	$ 5,196	$ 7,824	$ 4,299
Government loan [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate	16.00%	7.00%
Government loan [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate		17.10%
Government loan [member] | At fair value [member]
Statement Line Items [Line Items]
Borrowings	$ 5,196	$ 7,824